Summary of Balances of Transactions with Related Parties (Parenthetical) (Detail) (USD $)					12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2012 Popular	Dec. 31, 2011 Popular	Sep. 30, 2013 Unvested Stock Options	Dec. 31, 2012 Unvested Stock Options
Transactions with Third Party [Line Items]
Accounts payable	$ 5,723,000	[1]	$ 3,845,000	[1]			$ 200,000	$ 400,000
Other long-term liabilities	333,000	[1]	2,847,000	[1]			300,000	2,800,000
Reimbursements received					$ 6,100,000	$ 7,100,000

[1]	Includes an account payable of $0.2 million and $0.4 million and a long-term liability of $0.3 million and $2.8 million for September 30, 2013 and December 31, 2012, respectively, related to the unvested portion of stock options as a result of the equitable adjustment approved by our Board of Directors on December 18, 2012 that will be payable to executive officers and employees upon vesting of stock options.